INCOME TAXES (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Income Tax Disclosure [Abstract]
Income Tax Expense (Benefit)	$ 0	$ 0	$ 0	$ 0